Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue (note 4)	$ 1,820.7	$ 1,697.4	$ 1,646.6
Operating expenses:
Operating expenses	376.9	353.4	351.0
Depreciation and amortization	420.8	379.1	366.7
General and administrative	124.1	108.1	79.2
Indemnity claim under acquisition agreement	0.0	(21.3)	(42.4)
Operating leases (note 13)	120.3	123.0	146.3
(Gain) Loss on sale (note 7)	(3.7)	3.7	(16.4)
Total operating expenses	1,038.4	946.0	884.4
Operating earnings	782.3	751.4	762.2
Other expenses (income):
Interest expense	375.6	235.4	197.1
Interest income	(13.2)	(6.5)	(3.1)
Loss on debt extinguishment (note 12)	10.3	9.4	127.0
Income from equity investment	(3.9)	(0.3)	0.0
Gain on derivative instruments (note 22(c))	(16.7)	(120.6)	(14.1)
Other expenses	18.9	9.3	21.8
Total other expenses (income)	371.0	126.7	328.7
Net earnings before income tax	411.3	624.7	433.5
Income tax expense (note 17)	8.3	2.4	33.0
Net earnings	$ 403.0	$ 622.3	$ 400.5